Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000011134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,591.21	$ 14,591.21	$ 14,591.21	$ 12,574.53	$ 12,108.05	$ 13,629.31	$ 12,156.99	$ 12,265.29	$ 11,375.85	$ 11,340.88	$ 10,410.14	$ 9,703.57	$ 10,000
Average Annual Return, Percent	10.79%	2.59%	3.37%
C000011134 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	16.04%	3.53%	3.85%
C000011136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 13,518.32	$ 13,518.32	$ 13,518.32	11,752.28	11,400.19	12,942.72	11,648.45	11,837.16	11,064.32	11,111.91	10,271.38	9,636.81	10,000
Average Annual Return, Percent	14.03%	2.69%	3.06%
C000011136 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	15.03%	2.69%	3.06%
C000011138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,978	$ 13,978	$ 13,978	12,109	11,727	13,276	11,903	12,032	11,216	11,222	10,352	9,665	10,000
Average Annual Return, Percent	15.43%	3.04%	3.41%
C000011137 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 7,504,713	$ 7,504,713	$ 7,504,713	6,445,194	6,190,251	6,949,194	6,183,825	6,221,475	5,754,238	5,719,422	5,236,159	4,866,009	5,000,000
Average Annual Return, Percent	16.44%	3.82%	4.14%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Account Value	$ 11,592.79981	$ 11,592.79981	$ 11,592.79981	10,486.83063	10,449.63334	12,393.19706	12,452.72188	11,727.12744	10,516.72072	10,737.20425	10,641.19078	10,195.5928	10,000
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
ICE BofA U S High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Account Value	$ 15,945.2705	$ 15,945.2705	$ 15,945.2705	$ 13,691.03335	$ 12,938.23799	$ 14,611.67003	$ 13,194.11175	$ 12,866.87753	$ 11,878.39249	$ 11,776.77205	$ 10,790.44202	$ 9,794.836507	$ 10,000
Average Annual Return, Percent	16.47%	4.38%	4.78%